Realignment Costs - Realignment Activities Rollforward (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Realignment activity
Balance, December 31, 2019	$ 491	$ 6,437	$ 6,437	$ 1,458
Realignment costs	10,012	$ (492)	(584)	6,778
Payments	(739)		(5,326)	(1,640)
Adjustments			(36)	(159)
Balance, September 30, 2020	$ 9,693		$ 491	$ 6,437